Segment Information (Details) - Schedule of Group’s Consolidated Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Underwriting revenues
Gross written premiums	$ 688,678	$ 581,983	$ 537,236
Ceded written premiums	(191,465)	(189,158)	(157,923)
Net written premiums	497,213	392,825	379,313
Net change in unearned premiums	(50,061)	(16,434)	(42,682)
Net premiums earned	447,152	376,391	336,631
Underwriting deductions
Net policy acquisition expenses	(74,976)	(70,199)	(59,622)
Net loss and loss adjustment expenses	(189,087)	(157,562)	(173,039)
Underwriting income	183,089	148,630	103,970
General and administrative expenses	(78,927)	(67,243)	(58,228)
Investment income	40,460	20,947	14,487
Net realized gain on investments	6,723	(687)	308
Net unrealized gain (loss) on investments	2,684	(5,512)	(3,709)
Change in allowance for expected credit losses on investments	368	(361)	(66)
Change in allowance for expected credit losses on receivables	(2,452)	(3,238)	(3,262)
Other revenues	1,862	2,442	2,056
Other expenses	(5,594)	(3,961)	(4,230)
Change in fair value of derivative financial liabilities	(27,289)	4,603	670
Net foreign exchange gain (loss)	5,124	(3,454)	(3,368)
Income (loss) before tax	126,048	92,166	48,628
Income tax expense	(7,854)	(2,932)	(1,814)
Net income	118,194	89,234	46,814
Specialty Long-tail [Member]
Underwriting revenues
Gross written premiums	226,862	233,046	224,717
Ceded written premiums	(73,900)	(65,555)	(56,683)
Net written premiums	152,962	167,491	168,034
Net change in unearned premiums	4,760	(125)	(4,242)
Net premiums earned	157,722	167,366	163,792
Underwriting deductions
Net policy acquisition expenses	(31,160)	(33,066)	(29,881)
Net loss and loss adjustment expenses	(69,250)	(50,530)	(84,662)
Underwriting income	57,312	83,770	49,249
General and administrative expenses
Investment income
Net realized gain on investments
Net unrealized gain (loss) on investments
Change in allowance for expected credit losses on investments
Change in allowance for expected credit losses on receivables
Other revenues
Other expenses
Change in fair value of derivative financial liabilities
Net foreign exchange gain (loss)
Income (loss) before tax	57,312	83,770	49,249
Income tax expense
Net income	57,312	83,770	49,249
Specialty Short-tail [Member]
Underwriting revenues
Gross written premiums	400,682	317,412	288,425
Ceded written premiums	(117,565)	(123,603)	(101,240)
Net written premiums	283,117	193,809	187,185
Net change in unearned premiums	(46,925)	(15,096)	(35,168)
Net premiums earned	236,192	178,713	152,017
Underwriting deductions
Net policy acquisition expenses	(35,997)	(31,525)	(26,310)
Net loss and loss adjustment expenses	(93,085)	(89,942)	(72,418)
Underwriting income	107,110	57,246	53,289
General and administrative expenses
Investment income
Net realized gain on investments
Net unrealized gain (loss) on investments
Change in allowance for expected credit losses on investments
Change in allowance for expected credit losses on receivables
Other revenues
Other expenses
Change in fair value of derivative financial liabilities
Net foreign exchange gain (loss)
Income (loss) before tax	107,110	57,246	53,289
Income tax expense
Net income	107,110	57,246	53,289
Reinsurance [Member]
Underwriting revenues
Gross written premiums	61,134	31,525	24,094
Ceded written premiums
Net written premiums	61,134	31,525	24,094
Net change in unearned premiums	(7,896)	(1,213)	(3,272)
Net premiums earned	53,238	30,312	20,822
Underwriting deductions
Net policy acquisition expenses	(7,819)	(5,608)	(3,431)
Net loss and loss adjustment expenses	(26,752)	(17,090)	(15,959)
Underwriting income	18,667	7,614	1,432
General and administrative expenses
Investment income
Net realized gain on investments
Net unrealized gain (loss) on investments
Change in allowance for expected credit losses on investments
Change in allowance for expected credit losses on receivables
Other revenues
Other expenses
Change in fair value of derivative financial liabilities
Net foreign exchange gain (loss)
Income (loss) before tax	18,667	7,614	1,432
Income tax expense
Net income	18,667	7,614	1,432
Sub Total [Member]
Underwriting revenues
Gross written premiums	688,678	581,983	537,236
Ceded written premiums	(191,465)	(189,158)	(157,923)
Net written premiums	497,213	392,825	379,313
Net change in unearned premiums	(50,061)	(16,434)	(42,682)
Net premiums earned	447,152	376,391	336,631
Underwriting deductions
Net policy acquisition expenses	(74,976)	(70,199)	(59,622)
Net loss and loss adjustment expenses	(189,087)	(157,562)	(173,039)
Underwriting income	183,089	148,630	103,970
General and administrative expenses
Investment income
Net realized gain on investments
Net unrealized gain (loss) on investments
Change in allowance for expected credit losses on investments
Change in allowance for expected credit losses on receivables
Other revenues
Other expenses
Change in fair value of derivative financial liabilities
Net foreign exchange gain (loss)
Income (loss) before tax	183,089	148,630	103,970
Income tax expense
Net income	183,089	148,630	103,970
Corporate and Other [Member]
Underwriting revenues
Gross written premiums
Ceded written premiums
Net written premiums
Net change in unearned premiums
Net premiums earned
Underwriting deductions
Net policy acquisition expenses
Net loss and loss adjustment expenses
Underwriting income
General and administrative expenses	(78,927)	(67,243)	(58,228)
Investment income	40,460	20,947	14,487
Net realized gain on investments	6,723	(687)	308
Net unrealized gain (loss) on investments	2,684	(5,512)	(3,709)
Change in allowance for expected credit losses on investments	368	(361)	(66)
Change in allowance for expected credit losses on receivables	(2,452)	(3,238)	(3,262)
Other revenues	1,862	2,442	2,056
Other expenses	(5,594)	(3,961)	(4,230)
Change in fair value of derivative financial liabilities	(27,289)	4,603	670
Net foreign exchange gain (loss)	5,124	(3,454)	(3,368)
Income (loss) before tax	(57,041)	(56,464)	(55,342)
Income tax expense	(7,854)	(2,932)	(1,814)
Net income	$ (64,895)	$ (59,396)	$ (57,156)